Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 197,286	$ 94,036	$ 252,147
Restricted cash	11,003	10,223	10,202
Accounts receivable	31,837	16,613	2,441
Inventory	62,566	39,817	5,399
Prepaid expenses and other current assets	530,510	959,307	77,328
Total current assets	833,202	1,119,996	347,517
Property and equipment, net	281,698	284,024	5,059
Right-of-use asset	21,530	34,184	58,976
Other assets	3,405,003	277,571	191,922
Total assets	4,541,433	1,715,775	603,474
Current liabilities:
Accounts payable	361,597	394,035	302,477
Accounts payable-related parties	7,225	9,791	7,210
Accrued expenses and other current liabilities	515,024	487,208	593,925
Lease liability	19,377	25,374	24,792
Notes payable, current portion	4,638	4,071
Convertible notes payable, net of discount of $225,800 and $195,162, at December 31, 2021 and 2020, respectively	88,117	79,200	37,338
Notes payable-related parties, net	975,739	965,211	944,098
Derivative liabilities	342,344	531,525	437,549
Total current liabilities	2,314,061	2,496,415	2,347,389
LONG TERM LIABILITIES
Notes payable, net of current portion	12,779	15,532
Lease liability, net of current portion	2,153	8,810	34,184
TOTAL LIABILITIES	2,328,993	2,520,757	2,381,573
Commitments and contingencies
Shareholders’ Deficit:
Preferred stock, $ 0.001 par value; 5,000,000 shares authorized
Common stock, $ 0.001 par value; 3,500,000,000 shares authorized; 2,311,123,860 and 2,233,741,391 shares issued and outstanding at December 31, 2021 and 2020, respectively.	2,552,228	2,311,125	2,233,742
Additional paid-in capital	15,467,138	10,899,139	7,041,960
Subscription receivable	(21,000)	(21,000)	(21,000)
Accumulated deficit	(15,785,926)	(13,994,246)	(11,032,801)
Total shareholders’ deficit	2,212,440	(804,982)	(1,778,099)
Total liabilities and shareholders’ deficit	$ 4,541,433	$ 1,715,775	$ 603,474